UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-6490

Dreyfus Premier Investment Funds, Inc (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/09

FORM N-Q

Item 1.

Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
January 31, 2009 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Cayman Islands--2.0%
Suntech Power Holdings, ADR	16,000 a	150,560
China--27.3%
Beijing Capital Land, Cl. H	2,600,000	291,559
Bengang Steel Plates, Cl. B	622,300	218,509
China Communication Services, Cl. H	350,000	209,391
China Merchants Property Development	350,000	362,431
Chongqing Changan Automobile, Cl. B	999,979	190,859
Hunan Non-Ferrous Metal, Cl. H	1,922,000	229,681
Maanshan Iron and Steel, Cl. H	388,000	126,573
Sino-Ocean Land Holdings	850,000	421,249
		2,050,252
Hong Kong--13.4%
Belle International Holdings	400,000	159,028
China Agri-Industries Holdings	184,000 a	80,973
China Everbright	290,000	318,180
China Shanshui Cement Group	504,000 a	135,956
Zhuzhou CSR Times Electric, Cl. H	400,000	317,142
		1,011,279
India--32.8%
Country Club India	91,000	19,356
Engineers India	52,483	532,934
Hinduja Ventures	20,000	50,131
K.S. Oils	505,000	435,336
Reliance Infrastructure	31,500	370,366
Sanwaria Agro Oils	230,000	103,002
Sterlite Industries (India)	72,000	400,702
Unitech	623,000	401,343
XL Telecom & Energy	182,500	152,437
		2,465,607
Indonesia--3.4%
Bumi Resources	6,000,000	259,350
Malaysia--1.3%
KNM Group	800,000	94,598
Singapore--2.2%
Golden Agri-Resources	820,000	165,813
South Korea--3.3%
CJ Home Shopping	7,185	221,427
Korea Stock Exchange KOSPI 200 Index (Warrants 3/16/09)	50,000 a	30,262

		251,689
Taiwan--1.1%
Motech Industries	40,000	84,817
Sino-American Silicon Products	753	1,432
		86,249
United Kingdom--2.0%
Standard Chartered	12,637	148,034
Vietnam--9.9%
Petrovietnam General Services (Warrants 4/1/10)	130,000 a	102,101
Pha Lai Thermal Power (Warrants 1/17/12)	227,580 a,b	239,614
Saigon Securities (Warrants 1/17/12)	155,700 a,b	260,521
Vietnam Dairy Products (Warrants 1/20/10)	30,000 a	140,005
		742,241

Total Investments (cost $12,975,706)	98.7%	7,425,672
Cash and Receivables (Net)	1.3%	97,467
Net Assets	100.0%	7,523,139

ADR - American Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $500,135 or 6.6% of net assets.

At January 31, 2009 the aggregate cost of investment securities for income tax purposes was $12,975,706. Net unrealized depreciation on investments was $5,550,034 of which $272,496 related to appreciated investment securities and $5,822,530 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	923,063		0
Level 2 - Other Significant Observable Inputs	6,502,609		0
Level 3 - Significant Unobservable Inputs	0		0
Total	7,425,672		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2009 (Unaudited)

Common Stocks--95.9%	Shares	Value ($)
Investment Companies
Dreyfus International Stock Fund,
Cl. I	186,188 a	1,569,569
Dreyfus Newton International
Equity Fund, Cl. I	79,839 a	1,018,750
Dreyfus Premier International
Equity Fund, Cl. I	51,093 a	979,445
Dreyfus Premier International
Small Cap Fund, Cl. I	32,978 a	245,027
Dreyfus Premier International
Value Fund, Cl. I	157,276 a	1,267,646

Total Investments (cost $6,124,732)	95.9%	5,080,437
Cash and Receivables (Net)	4.1%	217,978
Net Assets	100.0%	5,298,415

a Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $6,124,732. Net unrealized depreciation on investments was $1,044,295 which related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	5,080,437		0
Level 2 - Other Significant Observable Inputs	0		0
Level 3 - Significant Unobservable Inputs	0		0
Total	5,080,437		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
January 31, 2009 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Cayman Islands--2.0%
Suntech Power Holdings, ADR	700,000 a	6,587,000
China--59.4%
AviChina Industry & Technology, Cl. H	102,690,000 a	16,088,829
Beijing Capital Land, Cl. H	63,340,000	7,102,831
Bengang Steel Plates, Cl. B	44,875,855	15,757,338
CGS Holding, Cl. B	5,523,795	3,131,097
China Automation Group	32,722,000	5,906,115
China Citic Bank, Cl. H	40,092,000	14,910,561
China Coal Energy, Cl. H	7,506,000	5,422,743
China Communication Services, Cl. H	15,149,000	9,063,029
China COSCO Holdings, Cl. H	10,850,500	6,518,701
China Merchants Property Development	8,078,961	8,365,900
China Shipping Container Lines, Cl. H	22,154,000	3,539,472
China Telecom, Cl. H	876,000	317,799
ChinaSoft International	26,270,000	1,645,287
Chongqing Changan Automobile, Cl. B	5,711,537 a,b	1,090,122
Dalian Refrigeration, Cl. B	16,033,167	6,431,798
Dongfeng Motor Group, Cl. H	10,038,000	3,507,988
Giant Interactive Group, ADR	455,150 a	2,730,900
Huadian Power International, Cl. H	6,780,000	1,442,747
Huaxin Cement, Cl. B	430,299	739,260
Hunan Non-Ferrous Metal, Cl. H	69,080,000	8,255,141
Lianhua Supermarket Holdings, Cl. H	10,525,000	10,865,105
Maanshan Iron and Steel, Cl. H	26,576,000	8,669,567
Shandong Chenming Paper Holdings, Cl. B	7,196,687	3,075,502
Shanghai Forte Land, Cl. H	19,374,000 a	2,858,543
Shanghai Friendship Group, Cl. B	19,582,546	14,900,297
Sino-Ocean Land Holdings	46,781,500	23,184,292
Spreadtrum Communications, ADR	2,181,522 a	2,007,000
Xinjiang Xinxin Mining Industry, Cl. H	24,596,000	6,062,001
		193,589,965

Hong Kong--28.9%
Belle International Holdings	18,625,000	7,404,735
China Agri-Industries Holdings	18,679,000 a	8,220,117
China Everbright	11,894,000	13,049,783
China Foods	19,304,000	6,417,462
China Shanshui Cement Group	33,011,000 a	8,904,860
China Travel International Investment Hong Kong	46,000,000	6,975,869
Dynasty Fine Wines Group	55,507,000	8,067,127
Greentown China Holdings	158,300	56,671
Hua Han Bio-Pharmaceutical Holdings, Cl. H	19,298,000 a	1,172,816
Lifestyle International Holdings	11,594,500	9,354,689
LK Technology Holdings	61,742,500	1,751,730
Neo-China Land Group Holdings	16,580,000 b	2,245,091
TCC International Holdings	17,382,000 a	3,892,963
Zhuzhou CSR Times Electric, Cl. H	21,153,000	16,771,266
		94,285,179
Singapore--1.1%
Yanlord Land Group	5,806,000	3,604,650
Taiwan--8.0%
Gemtek Technology	5,536,904	7,284,806
KGI Securities	19,082,000	4,737,658
Motech Industries	4,203,197	8,912,524
Shin Kong Financial Holding	10,000,000	2,379,351
U-Ming Marine Transport	2,453,000	2,845,746
		26,160,085

Total Investments (cost $562,421,501)	99.4%	324,226,879
Cash and Receivables (Net)	.6%	2,083,783
Net Assets	100.0%	326,310,662

ADR - American Depository Receipts

a	Non-income producing security.
b	The value of these securites have been determined in good faith under the direction of the Board of Directors.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $562,421,501.

Net unrealized depreciation on investments was $238,194,622 of which $16,052,487 related to appreciated investment securities and $254,247,109 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	11,324,900		0
Level 2 - Other Significant Observable Inputs	309,566,766		0
Level 3 - Significant Unobservable Inputs	3,335,213		0
Total	324,226,879		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of 10/31/2008	0
Realized gain (loss)	0
Change in unrealized appreciation	(1,807)
Net purchases (sales)	0
Transfers in and/or out of Level 3	3,337,020
Balance as of 1/31/2009	3,335,213

STATEMENT OF INVESTMENTS
Dreyfus International Growth Fund
January 31, 2009 (Unaudited)

Common Stocks--94.3%	Shares	Value ($)
Australia--4.2%
BHP Billiton	32,505	612,123
Computershare	21,244	96,524
CSL	8,830	207,929
		916,576
Belgium--1.1%
Colruyt	1,100	244,011

Canada--6.9%
Barrick Gold	6,000	225,761
Bombardier, Cl. B	33,540	103,936
Canadian National Railway	2,910	101,972
EnCana	10,170	452,581
Fairfax Financial Holdings	860	280,085
IAMGOLD	32,500	222,630
TransCanada	4,960	133,399
		1,520,364
Finland--2.4%
Nokia	34,170	419,572
UPM-Kymmene	10,540	99,866
		519,438
France--8.1%
AXA	5,353	83,721
BNP Paribas	2,132	81,921
Cap Gemini	3,095	107,194
France Telecom	4,300	96,680
GDF SUEZ	6,500	250,259
Neopost	1,200	96,898
Nexans	1,990	114,825
Sanofi-Aventis	2,747	155,058
Technip	4,820	150,152
Teleperformance	4,320	118,757
Total	4,402	220,802
Vivendi	11,710	303,017
		1,779,284
Germany--5.9%

Deutsche Lufthansa	7,970	96,945
Deutsche Telekom	7,341	89,012
E.ON	5,280	170,634
Hochtief	2,580	88,862
Merck	1,180	100,125
Muenchener Rueckversicherungs	840	111,532
RWE	2,790	217,446
Salzgitter	2,615	191,117
SAP	3,030	108,047
Software	2,070	126,531
		1,300,251
Hong Kong--.8%
Cheung Kong Holdings	10,000	92,738
Hutchison Whampoa	18,000	91,811
		184,549
Ireland--.7%
CRH	6,414	149,450

Italy--2.5%
ACEA	11,363	136,762
ENI	7,920	168,741
Finmeccanica	9,860	154,905
Fondiaria-SAI	5,910	92,622
		553,030
Japan--20.8%
Air Water	15,000	119,117
Canon	3,500	94,069
Chiba Bank	22,000	122,353
Chubu Electric Power	5,300	150,593
Daiichi Sankyo	8,100	182,062
Daito Trust Construction	2,500	107,340
Furukawa Electric	25,000	86,081
Honda Motor	9,200	205,680
JFE Holdings	4,800	118,994
JSR	10,600	128,390
KDDI	36	224,951
Kubota	18,000	97,165
Lawson	4,900	241,697
Leopalace21	11,700	98,240
Mitsubishi UFJ Financial Group	29,600	164,163
Mitsumi Electric	6,900	87,968

Nintendo	500	153,816
Nippon Express	43,000	153,690
Nippon Yusen	27,700	129,456
Nissin Foods Holdings	8,800	298,669
NTT Data	28	89,442
Promise	5,150	93,862
Rakuten	269 a	157,752
Rohm	2,400	118,488
Sega Sammy Holdings	15,700	197,185
Sumitomo	13,300	120,181
Sumitomo Electric Industries	24,500	184,436
Sumitomo Heavy Industries	49,900	157,400
Tokyo Electron	2,900	105,987
Tokyo Gas	21,000	98,924
Tokyo Tatemono	27,000	90,110
Tsumura & Co.	3,300	108,484
Yamaguchi Financial Group	7,000	77,423
		4,564,168
Netherlands--2.4%
Imtech	8,275	128,309
Koninklijke Ahold	21,040	253,527
Koninklijke Vopak	3,750	141,355
		523,191
Norway--1.3%
Prosafe	26,840 a	102,703
Tandberg	14,100	174,891
		277,594
Singapore--1.3%
CapitaLand	60,000	94,012
ComfortDelgro	198,000	188,695
		282,707
Spain--2.7%
Iberdrola	16,750	130,395
Telefonica	25,650	457,490
		587,885
Sweden--1.4%
Elekta, Cl. B	14,210	161,791
Nordea Bank	28,200	149,667
		311,458
Switzerland--11.2%
Adecco	3,150	106,077

Credit Suisse Group	5,430	139,694
Nestle	29,360	1,017,057
Novartis	9,168	380,031
Roche Holding	4,535	638,865
Syngenta	910	176,916
		2,458,640
United Kingdom--19.9%
AstraZeneca	10,240	396,369
Autonomy	6,980 a	110,662
BAE Systems	22,150	129,121
BG Group	10,450	143,944
BP	34,850	249,744
British American Tobacco	12,570	346,110
Carnival	8,890	163,489
Charter International	24,400	135,872
Drax Group	18,130	146,214
HSBC Holdings	11,910	93,764
Old Mutual	136,570	103,708
Pearson	14,720	141,965
Reckitt Benckiser Group	9,620	372,928
Rexam	29,640	134,017
Royal Dutch Shell, Cl. B	15,520	372,908
Shire	15,250	223,433
Standard Life	38,860	123,753
Tesco	83,700	434,487
Thomas Cook Group	36,270	100,289
WPP	79,560	450,237
		4,373,014
United States--.7%
iShares MSCI EAFE Index Fund	3,780	146,286

Total Common Stocks
(cost $25,799,770)		20,691,896

Preferred Stocks--1.1%
Germany
Fresenius
(cost $216,310)	4,110	228,336

Other Investment--.3%
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $70,000)	70,000 [b]	70,000

Total Investments (cost $26,086,080)	95.7%	20,990,232
Cash and Receivables (Net)	4.3%	950,641
Net Assets	100.0%	21,940,873

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2009 , the aggregate cost of investment securities for income tax purposes was $26,086,080.

Net unrealized depreciation on investments was $5,095,848 of which $577,731 related to appreciated investment securities and $5,673,579 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

100-700-30

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 1/31/2009 ($)
Buys:
Australian Dollar,
Expiring 2/3/2009	93,001	59,279	59,093	(186)
British Pound,
Expiring 2/3/2009	29,945	42,932	43,396	464
Canadian Dollar,
Expiring 2/3/2009	128,376	103,654	104,690	1,036

Sells:
Japanese Yen,
Expiring 2/3/2009	(3,385,407)	37,725	(37,685)	40
Swiss Franc,
Expiring 2/3/2009	(94,917)	81,726	(81,832)	(106)

Total				1,248

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	15,042,232		0
Level 2 - Other Significant Observable Inputs	5,948,000		1,248
Level 3 - Significant Unobservable Inputs	0		0
Total	20,990,232		1,248

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.

Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)